Supplemental Financial Information - Effect of Changes in Other Assets and Liabilities on Cash Flows (Detail) - USD ($) $ in Thousands	1 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Feb. 05, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Capital [Line Items]
Accounts receivable	$ (41,344)	$ (20,980)	$ 31,230	$ 50,802	$ 2,057	$ 3,974
Other current assets	17,884	671	(4,950)	(866)	3,573	(2,722)
Other assets	8,521	(11,891)	1,483	(2,369)	16,218	(10,378)
Accounts payable	(16,819)	3,570	(1,485)	357	(2,279)	14,955
Other current liabilities	11,428	12,888	9,033	8,582	(4,700)	(13,940)
Other liabilities	(5,846)	5,569	(7,869)	(10,941)	(24,577)	(26,829)
Total net change in assets and liabilities	(26,176)	(10,173)	27,442	45,565	(9,708)	(34,940)
Finco
Operating Capital [Line Items]
Accounts receivable	(41,344)	(20,980)	299	19,588	2,057	3,974
Other current assets	19,398	460	8,124	7,830	4,046	(2,700)
Other assets	8,512	(11,874)	2,750	(800)	18,749	(6,424)
Accounts payable	(14,061)	6,584	(14,564)	(11,018)	(2,182)	14,795
Other current liabilities	11,623	12,751	9,002	16,055	(4,549)	(13,495)
Other liabilities	(5,936)	5,395	(7,869)	(10,941)	(24,577)	(26,829)
Total net change in assets and liabilities	$ (21,808)	$ (7,664)	$ (2,258)	$ 20,714	$ (6,456)	$ (30,679)